Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 738	₨ 394
Operating tax loss carry-forward	4,742	3,926
Unrecognized Deferred Tax Assets And Liabilities	₨ 5,480	₨ 4,320